Average Annual Total Returns - Administrative Class - PIMCO All Asset Portfolio	Administrative 1 Year	Administrative 5 Years	Administrative 10 Years	Bloomberg Barclays U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes) 10 Years	Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes) 1 Year	Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes) 5 Years	Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes) 10 Years
Total	8.01%	7.95%	4.65%	8.39%	4.13%	2.88%	6.29%	6.94%	6.73%